Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-12568
Entity Registrant Name	BANCO BBVA ARGENTINA S.A.
Entity Incorporation, State or Country Code	C1
Entity Address, Address Line One	Av. Córdoba 111
Entity Address, Postal Zip Code	C1054AAA
Entity Address, City or Town	Ciudad Autónoma de Buenos Aires
Entity Address, Country	AR
Entity Common Stock, Shares Outstanding	612,710,079
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0000913059
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Av. Córdoba 111 31°
Entity Address, Postal Zip Code	C1054AAA
Entity Address, City or Town	Ciudad Autónoma de Buenos Aires
Entity Address, Country	AR
Contact Personnel Name	Eduardo González Correas
City Area Code	011
Local Phone Number	4348-0000
Extension	14483
Contact Personnel Email Address	egonzalezcorreas@bbva.com
American Depository Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NYSE
No Trading Symbol Flag	true